Estimated Assumptions of Fair Value of MET Series A Preferred Shares Estimated Assumptions (Detail) (Mobile Embedded Technology Inc, Series A Preferred Stock)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mobile Embedded Technology Inc | Series A Preferred Stock
Fair Value Measurements [Line Items]
Risk-free interest rates	0.32%	0.35%
Expected volatility	48.90%	52.36%
- IPO
- Liquidation	25.00%	25.00%
- Redemption	75.00%	75.00%